Changes to securitized borrowings are as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Liabilities At Amortized Cost Borrowing Financing And Securitized Borrowings
Balance at beginning of the year	$ 79,742	$ 169,925	$ 64,715
New borrowings			126,768
Interest accrued	1,904	4,633	11,846
Payments – principal	(66,403)	(52,172)	(16,835)
Payments – interest	(1,976)	(4,819)	(11,717)
Effect of changes in exchange rates (OCI)	(3,256)	(37,825)	(4,852)
Balance at end of the year	$ 10,011	$ 79,742	$ 169,925